CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 315,841	$ 45,121
Other comprehensive income (loss)
Impact of change in credit spread on convertible notes	0	(160)
Unrealized gain (loss) on investments (Note 9)	1,082	(6,221)
Other comprehensive income (loss)	1,082	(6,381)
Total comprehensive income	316,923	38,740
Other comprehensive income (loss) attributable to:
Shareholders of the Company	1,082	(6,381)
Non-controlling interests	0	0
Total comprehensive income attributable to:
Shareholders of the Company	294,464	22,557
Non-controlling interests	$ 22,459	$ 16,183